Company Information - Credit facility from the European Investment Bank (Details) € in Thousands, $ in Millions									1 Months Ended	8 Months Ended	12 Months Ended
		Dec. 08, 2022 EUR (€)	Nov. 28, 2022 EUR (€) shares	Nov. 04, 2022 EUR (€)	Nov. 04, 2022 USD ($)	Jun. 15, 2022 EUR (€)	May 16, 2022 EUR (€) tranche	Jul. 15, 2020 USD ($) shares	Jun. 30, 2022 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 EUR (€)	Jul. 01, 2022 EUR (€)
Company Information
Gross proceeds | $								$ 107.7
Proceeds from issuance of shares	[1]										€ 8,827	€ 25,475		€ 101,782
Number of shares issued | shares								38,393,011
Loan obtained											30,209			€ 9,979
ATM
Company Information
Gross proceeds									€ 9,400				$ 31.9
Net proceeds from issuing shares									€ 8,800
ATM | ADS
Company Information
Gross proceeds						€ 9,400
Net proceeds from issuing shares						8,800
Licensing and collaboration agreement with CTTQ
Company Information
Net upfront payment				€ 11,500	$ 11.4
Finance contract with EIB
Company Information
Notional amount							€ 50,000
Number of equal tranches | tranche							2
Notional amount per tranche							€ 25,000
Number of warrants issued | shares			2,266,023
Cancellation term for funds not dispersed after execution of finance contract							36 months
Finance contract with EIB | Warrant agreement with the European Investment Bank
Company Information
Notional amount															€ 50,000
Finance contract with EIB, first tranche
Company Information
Notional amount			€ 25,000
Notional amount per tranche							€ 25,000
Aggregate amount to be received either in exchange for new shares of the Company or through the receipt of upfront or milestone payments			€ 18,000				€ 18,000
Interest rate			8.00%				8.00%
Maturity term after the disbursement of the tranche			4 years				4 years
Loan obtained		€ 25,000
Finance contract with EIB, first tranche | ATM
Company Information
Proceeds from issuance of shares										€ 9,400
Finance contract with EIB, first tranche | Warrant agreement with the European Investment Bank
Company Information
Number of warrants issued | shares			2,022
Finance contract with EIB, second tranche
Company Information
Notional amount										€ 25,000	€ 25,000
Aggregate amount to be received either in exchange for new shares of the Company or through the receipt of upfront or milestone payments						70,000	€ 70,000
Minimum upfront payments for out-licensing, partnership or royalty transaction						€ 10,000	€ 10,000
Interest rate							7.00%
Maturity term after the disbursement of the tranche							3 years

[1]	Including subscriptions to BSA share warrants for €539 thousand, €49 thousand, and €13 thousand for the period ended December 31, 2022, December 31, 2021, and December 31, 2020 respectively.